DISCLOSURE ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Sep. 30, 2011
DISCLOSURE ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS
DISCLOSURE ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 11: DISCLOSURE ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

        A financial instrument is defined as cash, evidence of an ownership interest in an entity, or a contract that creates a contractual obligation or right to deliver or receive cash or another financial instrument from a second entity on potentially favorable or unfavorable terms.

        Fair value estimates are made at a point in time, based on relevant market data and information about the financial instrument. Fair values should be calculated based on the value of one trading unit without regard to any premium or discount that may result from concentrations of ownership of a financial instrument, possible tax ramifications, estimated transaction costs that may result from bulk sales or the relationship between various financial instruments. No readily available market exists for a significant portion of our financial instruments. Fair value estimates for these instruments are based on judgments regarding current economic conditions, currency and interest rate risk characteristics, loss experience, and other factors. Many of these estimates involve uncertainties and matters of significant judgment and cannot be determined with precision. Therefore, the calculated fair value estimates in many instances cannot be substantiated by comparison to independent markets and, in many cases, may not be realizable in a current sale of the instrument. Changes in assumptions could significantly affect the estimates.

        The following methods and assumptions were used to estimate the fair value of its financial instruments:

        Cash and Cash Equivalents—The carrying value approximates fair value due to their liquid nature.

        Investments—Restricted—Fair value for investments are based on quoted market prices.

        Investments—Non-Restricted—Fair value for investments are based on quoted market prices.

        Finance Receivables—The fair values of finance receivables are estimated by discounting future cash flows using current rates at which similar finance receivables would be made to borrowers with similar credit ratings and for the same remaining maturities. The carrying amount of finance receivables is evaluated at current market rate to determine fair value.

        Revolving Line of Credit—The carrying amounts of a revolving line of credit approximate fair value due to the variable interest on the revolving lines of credit that are derived from current market interest rates.

        Amortizing Term Notes—The fair value of the amortizing term notes with fixed interest rates are estimated using the discounted cash flow analysis based on the Company's current incremental borrowing rates for similar types of borrowing arrangements.

        Investment Notes—The fair value of investment notes is estimated by discounting future cash flows using current rates at which similar investment notes would be offered to lenders for the same remaining maturities.

        Subordinated debt—parent—The carrying amounts of the subordinated debt approximate fair value due to the variable interest on the subordinated debt that are derived from current market interest rates.

        The carrying amounts and estimated fair values of our financial instruments at September 30, 2011 and 2010 are as follows:

	As of September 30, 2011		As of September 30, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents—non-restricted	$1,256,841	$1,256,841	$1,938,610	$1,938,610
Cash and cash equivalents—restricted	696,578	696,578	669,391	669,391
Investments—restricted	3,087,572	3,087,572	6,009,301	6,009,301
Investments—non-restricted	2,832,972	2,832,972	1,442,734	1,442,734
Net finance receivables	330,704,771	331,555,761	329,957,394	331,428,149
Financial liabilities:
Revolving credit line—banks	$—	$—	$21,373,000	$21,373,000
Amortizing term notes	214,490,826	214,642,324	210,667,743	212,024,554
Investment notes	59,724,991	59,876,461	40,028,349	38,565,892
Subordinated parent—debt	—	—	11,900,000	11,900,000

        Investments in debt securities measured and reported at fair value are classified and disclosed in one of the following categories:

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  Level 1—Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

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  Level 2—Inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

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  Level 3—Unobservable inputs reflect the Company's judgments about the assumptions market participants would use in pricing the asset or liability since limited market data exists. The Company develops these inputs based on the best information available, including the Company's own data.

        As of September 30, 2011 and 2010, our investments in debt securities were $5.0 million and $6.0 million, respectively, which are classified as Level 1.